Average Annual Total Returns			12 Months Ended	14 Months Ended	28 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.01%			(0.64%)	0.74%
Performance Inception Date		Jan. 31, 2001
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.96%)			(2.00%)	(0.47%)
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.56%			(1.03%)	0.06%
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%	1.81%
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Bloomberg US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.05%			0.25%	1.38%
Class A Prospectus - PACE Intermediate Fixed Income Investments | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.58%			0.46%	0.90%
Performance Inception Date		Jan. 31, 2001
Class A Prospectus - PACE Intermediate Fixed Income Investments | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.34%			(0.83%)	(0.14%)
Class A Prospectus - PACE Intermediate Fixed Income Investments | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.05%			(0.12%)	0.27%
Class A Prospectus - PACE Intermediate Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%	1.81%
Class A Prospectus - PACE Strategic Fixed Income Investments | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.81%			1.18%	1.87%
Performance Inception Date		Dec. 11, 2000
Class A Prospectus - PACE Strategic Fixed Income Investments | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.75%			(0.42%)	0.42%
Class A Prospectus - PACE Strategic Fixed Income Investments | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.19%			0.27%	0.83%
Class A Prospectus - PACE Strategic Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%	1.81%
Class A Prospectus - PACE Strategic Fixed Income Investments | Bloomberg US Government/Credit Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.72%			1.41%	1.97%
Class A Prospectus - PACE Municipal Fixed Income Investments | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.78%			1.28%	1.99%
Performance Inception Date		Jan. 23, 2001
Class A Prospectus - PACE Municipal Fixed Income Investments | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.88%			0.71%	1.66%
Class A Prospectus - PACE Municipal Fixed Income Investments | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.63%			0.95%	1.81%
Class A Prospectus - PACE Municipal Fixed Income Investments | Bloomberg Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			6.40%			2.25%	3.03%
Class A Prospectus - PACE Municipal Fixed Income Investments | Bloomberg US Municipal 3-15 Year Blend Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.42%			2.25%	2.74%
Class A Prospectus - PACE Global Fixed Income Investments | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			0.14%			(1.02%)	(0.23%)
Performance Inception Date		Dec. 11, 2000
Class A Prospectus - PACE Global Fixed Income Investments | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.13%)			(2.04%)	(1.10%)
Class A Prospectus - PACE Global Fixed Income Investments | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.06%			(1.13%)	(0.50%)
Class A Prospectus - PACE Global Fixed Income Investments | Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent			5.73%			(0.32%)	0.38%
Class A Prospectus - PACE Global Fixed Income Investments | Bloomberg Global Aggregate ex USD 50% Hedged Index (Indices reflect no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.72%			(1.56%)	(0.79%)
Class A Prospectus - PACE High Yield Investments | Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.32%			3.59%	3.34%
Performance Inception Date		May 01, 2006
Class A Prospectus - PACE High Yield Investments | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.66%			1.25%	0.96%
Class A Prospectus - PACE High Yield Investments | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.82%			1.73%	1.47%
Class A Prospectus - PACE High Yield Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%			1.10%	1.81%
Class A Prospectus - PACE High Yield Investments | ICE BofA Global High Yield Index (Hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			13.11%			4.77%	4.56%
Class A Prospectus - PACE Large Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			8.76%			9.14%	6.96%
Performance Inception Date		Nov. 27, 2000
Class A Prospectus - PACE Large Co Value Equity Investments | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.87%			6.69%	4.56%
Class A Prospectus - PACE Large Co Value Equity Investments | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.45%			6.79%	4.99%
Class A Prospectus - PACE Large Co Value Equity Investments | Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			26.53%			15.52%	11.80%
Class A Prospectus - PACE Large Co Value Equity Investments | Russell 1000 Value Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			11.46%			10.91%	8.40%
Class A Prospectus - PACE Large Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			27.54%			15.09%	11.48%
Performance Inception Date		Nov. 27, 2000
Class A Prospectus - PACE Large Co Growth Equity Investments | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.81%			9.79%	7.35%
Class A Prospectus - PACE Large Co Growth Equity Investments | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.81%			11.31%	8.36%
Class A Prospectus - PACE Large Co Growth Equity Investments | Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			26.53%			15.52%	11.80%
Class A Prospectus - PACE Large Co Growth Equity Investments | Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			42.68%			19.50%	14.86%
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			6.12%			10.14%	6.31%
Performance Inception Date		Nov. 27, 2000
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.90%			8.08%	3.95%
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.63%			7.76%	4.33%
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			25.96%			15.16%	11.48%
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | Russell 2500 Value Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			15.98%			10.79%	7.42%
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			9.35%			9.42%	7.01%
Performance Inception Date		Nov. 27, 2000
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.35%			5.84%	3.54%
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.54%			6.97%	4.66%
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			25.96%			15.16%	11.48%
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			18.93%			11.43%	8.78%
Class A Prospectus - PACE International Equity Investments | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			13.49%			7.51%	4.24%
Performance Inception Date		Nov. 27, 2000
Class A Prospectus - PACE International Equity Investments | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.80%			6.54%	3.45%
Class A Prospectus - PACE International Equity Investments | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.06%			5.77%	3.25%
Class A Prospectus - PACE International Equity Investments | MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent			18.24%			8.16%	4.28%
Class A Prospectus - PACE International Emerging Markets Equity Investments | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			4.02%			3.22%	1.38%
Performance Inception Date		Dec. 11, 2000
Class A Prospectus - PACE International Emerging Markets Equity Investments | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.51%			2.54%	1.07%
Class A Prospectus - PACE International Emerging Markets Equity Investments | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.37%			2.61%	1.24%
Class A Prospectus - PACE International Emerging Markets Equity Investments | MSCI Emerging Markets Index (net) (Index reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent			9.83%			3.68%	2.66%
Class A Prospectus - PACE Global Real Estate Securities Investments | Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.88%			1.43%	2.58%
Performance Inception Date		Dec. 18, 2006
Class A Prospectus - PACE Global Real Estate Securities Investments | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.38%			0.47%	1.50%
Class A Prospectus - PACE Global Real Estate Securities Investments | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.89%			0.71%	1.53%
Class A Prospectus - PACE Global Real Estate Securities Investments | MSCI World Index (net) (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			23.79%			12.80%	8.60%
Class A Prospectus - PACE Global Real Estate Securities Investments | FTSE EPRA/NAREIT Developed Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			10.85%			3.79%	4.52%
Class A Prospectus - PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.81%)			3.46%	1.82%
Performance Inception Date		Apr. 10, 2006
Class A Prospectus - PACE Alternative Strategies Investments | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.21%)			2.19%	1.01%
Class A Prospectus - PACE Alternative Strategies Investments | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.48%)			2.19%	1.09%
Class A Prospectus - PACE Alternative Strategies Investments | Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.73%			(0.32%)	0.38%
Class A Prospectus - PACE Alternative Strategies Investments | FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			5.26%			1.91%	1.26%
Class A Prospectus - PACE Alternative Strategies Investments | MSCI World Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent			23.79%			12.80%	8.60%
Class A Prospectus - PACE Alternative Strategies Investments | HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			6.07%			5.09%	3.23%
Class P Prospectus - UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Average Annual Return, Percent			5.03%			1.60%	0.96%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.12%			0.37%	1.37%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - UBS Government Money Market Investments Fund | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.96%			(1.11%)	0.05%
Class P Prospectus - UBS Government Money Market Investments Fund | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.98%			(0.32%)	0.49%
Class P Prospectus - UBS Government Money Market Investments Fund | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%			1.10%	1.81%
Class P Prospectus - UBS Government Money Market Investments Fund | Bloomberg US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.05%			0.25%	1.38%
Class P Prospectus - PACE Intermediate Fixed Income Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.82%			1.48%	1.52%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE Intermediate Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.37%			0.07%	0.37%
Class P Prospectus - PACE Intermediate Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.56%			0.61%	0.71%
Class P Prospectus - PACE Intermediate Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.53%			1.10%	1.81%
Class P Prospectus - PACE Strategic Fixed Income Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[3]		8.03%			2.21%	2.51%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE Strategic Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.78%			0.49%	0.95%
Class P Prospectus - PACE Strategic Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.68%			1.00%	1.27%
Class P Prospectus - PACE Strategic Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.53%			1.10%	1.81%
Class P Prospectus - PACE Strategic Fixed Income Investments | Bloomberg US Government/Credit Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.72%			1.41%	1.97%
Class P Prospectus - PACE Municipal Fixed Income Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.53%			1.99%	2.47%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE Municipal Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		4.50%			1.28%	2.07%
Class P Prospectus - PACE Municipal Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		3.25%			1.43%	2.17%
Class P Prospectus - PACE Municipal Fixed Income Investments | Bloomberg Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		6.40%			2.25%	3.03%
Class P Prospectus - PACE Municipal Fixed Income Investments | Bloomberg US Municipal 3-15 Year Blend Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		5.42%			2.25%	2.74%
Class P Prospectus - PACE Global Fixed Income Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[5]		4.35%			(0.06%)	0.35%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE Global Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		2.91%			(1.19%)	(0.60%)
Class P Prospectus - PACE Global Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		2.54%			(0.44%)	(0.10%)
Class P Prospectus - PACE Global Fixed Income Investments | Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		5.73%			(0.32%)	0.38%
Class P Prospectus - PACE Global Fixed Income Investments | Bloomberg Global Aggregate ex USD 50% Hedged Index (Indices reflect no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		5.72%			(1.56%)	(0.79%)
Class P Prospectus - PACE High Yield Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[6]		12.76%			4.54%	3.91%
Performance Inception Date	[6]	Apr. 10, 2006
Class P Prospectus - PACE High Yield Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]		9.87%			2.07%	1.43%
Class P Prospectus - PACE High Yield Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]		7.44%			2.41%	1.87%
Class P Prospectus - PACE High Yield Investments | ICE BofA Global High Yield Index (Hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		13.11%			4.77%	4.56%
Class P Prospectus - PACE High Yield Investments | Bloomberg US Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		5.53%			1.10%	1.81%
Class P Prospectus - PACE Large Co Value Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[7]		15.40%			10.66%	7.83%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE Large Co Value Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		13.28%			8.09%	5.33%
Class P Prospectus - PACE Large Co Value Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		9.40%			7.99%	5.68%
Class P Prospectus - PACE Large Co Value Equity Investments | Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		26.53%			15.52%	11.80%
Class P Prospectus - PACE Large Co Value Equity Investments | Russell 1000 Value Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		11.46%			10.91%	8.40%
Class P Prospectus - PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[8]		35.15%			16.68%	12.38%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE Large Co Growth Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]		34.49%			11.66%	8.42%
Class P Prospectus - PACE Large Co Growth Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]		21.28%			12.67%	9.17%
Class P Prospectus - PACE Large Co Growth Equity Investments | Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		26.53%			15.52%	11.80%
Class P Prospectus - PACE Large Co Growth Equity Investments | Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		42.68%			19.50%	14.86%
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[9]		12.58%			11.59%	7.09%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		12.26%			9.53%	4.71%
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		7.44%			8.94%	4.96%
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		25.96%			15.16%	11.48%
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | Russell 2500 Value Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		15.98%			10.79%	7.42%
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[10]		15.89%			10.83%	7.76%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]		15.89%			7.55%	4.53%
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]		9.40%			8.15%	5.34%
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		25.96%			15.16%	11.48%
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		18.93%			11.43%	8.78%
Class P Prospectus - PACE International Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[11]		20.41%			9.01%	5.11%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE International Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]		18.48%			7.93%	4.22%
Class P Prospectus - PACE International Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]		12.16%			6.95%	3.93%
Class P Prospectus - PACE International Equity Investments | MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		18.24%			8.16%	4.28%
Class P Prospectus - PACE International Emerging Markets Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[12]		10.32%			4.66%	2.20%
Performance Inception Date		Aug. 24, 1995
Class P Prospectus - PACE International Emerging Markets Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]		9.67%			3.90%	1.80%
Class P Prospectus - PACE International Emerging Markets Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]		6.10%			3.73%	1.87%
Class P Prospectus - PACE International Emerging Markets Equity Investments | MSCI Emerging Markets Index (net) (Index reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		9.83%			3.68%	2.66%
Class P Prospectus - PACE Global Real Estate Securities Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent			10.93%			2.81%	3.42%
Performance Inception Date		Jan. 22, 2007
Class P Prospectus - PACE Global Real Estate Securities Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.24%			1.67%	2.02%
Class P Prospectus - PACE Global Real Estate Securities Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.47%			1.70%	2.05%
Class P Prospectus - PACE Global Real Estate Securities Investments | MSCI World Index (net) (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			23.79%			12.80%	8.60%
Class P Prospectus - PACE Global Real Estate Securities Investments | FTSE EPRA/NAREIT Developed Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent			10.85%			3.79%	4.52%
Class P Prospectus - PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[13]		5.15%			4.89%	2.66%
Performance Inception Date	[13]	Apr. 10, 2006
Class P Prospectus - PACE Alternative Strategies Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]		3.56%			3.55%	1.72%
Class P Prospectus - PACE Alternative Strategies Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]		3.04%			3.29%	1.69%
Class P Prospectus - PACE Alternative Strategies Investments | Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		5.73%			(0.32%)	0.38%
Class P Prospectus - PACE Alternative Strategies Investments | FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		5.26%			1.91%	1.26%
Class P Prospectus - PACE Alternative Strategies Investments | MSCI World Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		23.79%			12.80%	8.60%
Class P Prospectus - PACE Alternative Strategies Investments | HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		6.07%			5.09%	3.23%
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[14]		5.12%			0.37%	1.37%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]		2.96%			(1.11%)	0.05%
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]		2.98%			(0.32%)	0.49%
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		5.53%			1.10%	1.81%
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Bloomberg US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		5.05%			0.25%	1.38%
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[15]		7.82%			1.48%	1.52%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[15]		5.37%			0.07%	0.37%
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[15]		4.56%			0.61%	0.71%
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		5.53%			1.10%	1.81%
Class P2 Prospectus - PACE Strategic Fixed Income Investments | Class P
Prospectus [Line Items]
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Strategic Fixed Income Investments | Class P2
Prospectus [Line Items]
Average Annual Return, Percent	[16]		8.03%			2.21%	2.51%
Class P2 Prospectus - PACE Strategic Fixed Income Investments | Class P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[16]		5.78%			0.49%	0.95%
Class P2 Prospectus - PACE Strategic Fixed Income Investments | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]		4.68%			1.00%	1.27%
Class P2 Prospectus - PACE Strategic Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		5.53%			1.10%	1.81%
Class P2 Prospectus - PACE Strategic Fixed Income Investments | Bloomberg US Government/ Credit Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		5.72%			1.41%	1.97%
Class P2 Prospectus - PACE Municipal Fixed Income Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[17]		5.53%			1.99%	2.47%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Municipal Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[17]		4.50%			1.28%	2.07%
Class P2 Prospectus - PACE Municipal Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[17]		3.25%			1.43%	2.17%
Class P2 Prospectus - PACE Municipal Fixed Income Investments | Bloomberg Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		6.40%			2.25%	3.03%
Class P2 Prospectus - PACE Municipal Fixed Income Investments | Bloomberg US Municipal 3-15 Year Blend Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		5.42%			2.25%	2.74%
Class P2 Prospectus - PACE Global Fixed Income Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[18]		4.35%			(0.06%)	0.35%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Global Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]		2.91%			(1.19%)	(0.60%)
Class P2 Prospectus - PACE Global Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]		2.54%			(0.44%)	(0.10%)
Class P2 Prospectus - PACE Global Fixed Income Investments | Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent	[18]		5.73%			(0.32%)	0.38%
Class P2 Prospectus - PACE Global Fixed Income Investments | Bloomberg Global Aggregate ex USD 50% Hedged Index (Indices reflect no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		5.72%			(1.56%)	(0.79%)
Class P2 Prospectus - PACE High Yield Investments | Class P2
Prospectus [Line Items]
Average Annual Return, Percent	[19]		12.91%		(0.43%)
Performance Inception Date	[19]	Sep. 16, 2021
Class P2 Prospectus - PACE High Yield Investments | Class P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[19]		10.24%		(2.74%)
Class P2 Prospectus - PACE High Yield Investments | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[19]		7.53%		(1.34%)
Class P2 Prospectus - PACE High Yield Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		5.53%		(4.06%)
Class P2 Prospectus - PACE High Yield Investments | ICE BofA Global High Yield Index (Hedged in USD) (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		13.11%		(0.30%)
Class P2 Prospectus - PACE Large Co Value Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[20]		15.40%			10.66%	7.83%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Large Co Value Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[20]		13.28%			8.09%	5.33%
Class P2 Prospectus - PACE Large Co Value Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[20]		9.40%			7.99%	5.68%
Class P2 Prospectus - PACE Large Co Value Equity Investments | Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		26.53%			15.52%	11.80%
Class P2 Prospectus - PACE Large Co Value Equity Investments | Russell 1000 Value Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		11.46%			10.91%	8.40%
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[21]		35.15%			16.68%	12.38%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[21]		34.49%			11.66%	8.42%
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[21]		21.28%			12.67%	9.17%
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		26.53%			15.52%	11.80%
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		42.68%			19.50%	14.86%
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[22]		12.58%			11.59%	7.09%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[22]		12.26%			9.53%	4.71%
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[22]		7.44%			8.94%	4.96%
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		25.96%			15.16%	11.48%
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | Russell 2500 Value Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		15.98%			10.79%	7.42%
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[23]		15.89%			10.83%	7.76%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]		15.89%			7.55%	4.53%
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[23]		9.40%			8.15%	5.34%
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | Russell 3000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[23]		25.96%			15.16%	11.48%
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | Russell 2500 Growth Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[23]		18.93%			11.43%	8.78%
Class P2 Prospectus - PACE International Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[24]		20.41%			9.01%	5.11%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE International Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[24]		18.48%			7.93%	4.22%
Class P2 Prospectus - PACE International Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[24]		12.16%			6.95%	3.93%
Class P2 Prospectus - PACE International Equity Investments | MSCI EAFE Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		18.24%			8.16%	4.28%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[25]		10.32%			4.66%	2.20%
Performance Inception Date		Aug. 24, 1995
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[25]		9.67%			3.90%	1.80%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[25]		6.10%			3.73%	1.87%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | Class P
Prospectus [Line Items]
Average Annual Return, Percent	[26]		10.93%			2.81%	3.42%
Performance Inception Date	[26]	Jan. 22, 2007
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[26]		10.24%			1.67%	2.02%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[26]		6.47%			1.70%	2.05%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | MSCI Emerging Markets Index (net) (Index reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[25]		9.83%			3.68%	2.66%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | MSCI World Index (net) (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[26]		23.79%			12.80%	8.60%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | FTSE EPRA/NAREIT Developed Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[26]		10.85%			3.79%	4.52%
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Average Annual Return, Percent	[27]		4.73%	5.25%
Performance Inception Date	[27]	Nov. 14, 2022
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[27]		3.30%	3.47%
Class P2 Prospectus - PACE Alternative Strategies Investments | Class P2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[27]		2.79%	3.46%
Class P2 Prospectus - PACE Alternative Strategies Investments | Bloomberg Global Aggregate Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		5.73%	6.76%
Class P2 Prospectus - PACE Alternative Strategies Investments | FTSE Three-Month US Treasury Bill Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		5.26%	5.10%
Class P2 Prospectus - PACE Alternative Strategies Investments | MSCI World Index (net) (Index reflects no deduction for fees and expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		23.79%	18.93%
Class P2 Prospectus - PACE Alternative Strategies Investments | HFRI Fund of Funds Composite Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		6.07%	6.34%
UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Average Annual Return, Percent			5.03%			1.60%	0.96%
Performance Inception Date		Aug. 24, 1995

[1]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[2]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[3]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[4]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[5]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[6]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[7]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[8]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[9]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[10]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[11]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[12]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[13]	Class P shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P shares held through advisory programs may be subject to a program fee and Class P shares held through certain brokerage platforms may be subject to commissions or other fees, which, if included, would have reduced performance.
[14]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[15]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[16]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[17]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[18]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[19]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[20]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[21]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[22]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[23]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[24]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[25]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[26]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.
[27]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.